Loans Receivable and Allowance for Loan Losses Loans Receivable and Allowance for Loan Losses (Summary of Loans Receivable) (Details) (USD $)					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Directors and Executive Officers [Member]	Dec. 31, 2011 Directors and Executive Officers [Member]	Dec. 31, 2012 Commercial and industrial [Member]	Dec. 31, 2011 Commercial and industrial [Member]	Dec. 31, 2010 Commercial and industrial [Member]	Dec. 31, 2012 Commercial tax-exempt [Member]	Dec. 31, 2011 Commercial tax-exempt [Member]	Dec. 31, 2010 Commercial tax-exempt [Member]	Dec. 31, 2012 Owner occupied real estate [Member]	Dec. 31, 2011 Owner occupied real estate [Member]	Dec. 31, 2010 Owner occupied real estate [Member]	Dec. 31, 2012 Commercial construction and land development [Member]	Dec. 31, 2011 Commercial construction and land development [Member]	Dec. 31, 2010 Commercial construction and land development [Member]	Dec. 31, 2012 Commercial real estate [Member]	Dec. 31, 2011 Commercial real estate [Member]	Dec. 31, 2010 Commercial real estate [Member]	Dec. 31, 2012 Residential [Member]	Dec. 31, 2011 Residential [Member]	Dec. 31, 2010 Residential [Member]	Dec. 31, 2012 Consumer [Member]	Dec. 31, 2011 Consumer [Member]	Dec. 31, 2010 Consumer [Member]
Bank Loans Receivable, Net:
Qualifying loans pledged as FHLB collateral	$ 319,000,000
Total loans receivable	1,528,797,000	1,436,668,000					376,988,000	321,988,000		92,202,000	81,532,000		268,372,000	279,372,000		100,399,000	103,153,000		394,404,000	364,405,000		83,899,000	83,940,000		212,533,000	202,278,000
Bank loans receivable, Allowance for loan losses	(25,282,000)	(21,620,000)	(21,618,000)	(14,391,000)			(9,959,000)	(8,400,000)	(9,679,000)	(83,000)	(79,000)	(86,000)	(2,129,000)	(729,000)	(910,000)	(7,222,000)	(7,840,000)	(5,420,000)	(3,983,000)	(3,241,000)	(4,002,000)	(324,000)	(435,000)	(442,000)	(793,000)	(831,000)	(702,000)
Loans receivable, net of allowance for loan losses (allowance 2012: $25,282; 2011: $21,620)	1,503,515,000	1,415,048,000
Loans receivable, related parties					14,200,000	11,400,000
Loans receivable, advances to related parties					6,900,000
Loans receivable, proceeds from related parties					$ 4,100,000